TAXES ON INCOME (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Israel corporate income tax rate	23.00%	23.00%
Tax loss carryforwards	$ 10